Expense Example, No Redemption {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-09 - Fidelity New Markets Income Fund	Mar. 01, 2022 USD ($)
Fidelity Advisor New Markets Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 510
3 Years	742
5 Years	992
10 Years	1,709
Fidelity Advisor New Markets Income Fund: Class M
Expense Example, No Redemption:
1 Year	510
3 Years	742
5 Years	992
10 Years	1,709
Fidelity Advisor New Markets Income Fund: Class C
Expense Example, No Redemption:
1 Year	189
3 Years	585
5 Years	1,006
10 Years	1,986
Fidelity Advisor New Markets Income Fund: Class I
Expense Example, No Redemption:
1 Year	85
3 Years	265
5 Years	460
10 Years	1,025
Fidelity Advisor New Markets Income Fund: Class Z
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	$ 894